Federal Income Tax Status -Additional Information (Details) - EBP 005	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Tax Status [Line Items]
Tax determination letter, obtained	true
Tax determination letter, date	Jul. 25, 2017
EBP, Tax Qualification Status [Extensible Enumeration]	us-gaap:QualifiedPlanMember
Provision for income taxes	$ 0